RELATED PARTY TRANSACTIONS (Schedule of Compensation of Key Management Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Directors' fees and bonus	$ 256	$ 168
Salaries and bonus for key management personnel	2,498	2,656
Share-based compensation	725	981
Total compensation of key management personnel	$ 3,479	$ 3,805